Amortizable Intangible Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Alliance and product supply agreement commitment (See Note 22)	$ 68,200	$ 68,200
Less accumulated amortization	(48,213)	(42,883)
Alliance and product supply agreement, net	$ 19,987	$ 25,317